Other investments	12 Months Ended
Mar. 31, 2018
Disclosure of investments other than investments accounted for using equity method [Abstract]
Other investments
10. Other investments

Other investments consist of investments in units of mutual funds, bonds, commercial paper, equity securities and term deposits (i.e., certificates of deposit having an original maturity period exceeding 3 months) with banks. The details of such investments as of March 31, 2018 are as follows:

	Cost		Gain recognized directly in equity		Fair value/ amortized cost(2)
In units of mutual funds	Rs.	14,703	Rs.	75	Rs.	14,778
In equity securities(1)		2,703		(1,508)		1,195
In bonds		4,633		-		4,633
In commercial paper		232		-		232
Term deposits with banks		41		-		41
	Rs.	22,312	Rs.	(1,433)	Rs.	20,879
Current portion
In units of mutual funds	Rs.	14,703	Rs.	75	Rs.	14,778
In bonds		3,279		-		3,279
In commercial paper		232		-		232
Term deposits with banks		41		-		41
	Rs.	18,255	Rs.	75	Rs.	18,330
Non-current portion
In equity securities(1)		2,703		(1,508)		1,195
In bonds		1,354		-		1,354
	Rs.	4,057	Rs.	(1,508)	Rs.	2,549

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 31 of these consolidated financial statements for further details.

(2)	Interest accrued but not due on bonds, commercial paper and term deposits with banks is included in other current assets.

As of March 31, 2017, the details of such investments were as follows:

	Cost		Gain recognized directly in equity		Fair value/ amortized cost(2)
In units of mutual funds	Rs.	9,677	Rs.	1,464	Rs.	11,141
In equity securities(1)		2,703		2,260		4,963
Term deposits with banks		3,403		-		3,403
	Rs.	15,783	Rs.	3,724	Rs.	19,507
Current portion
In units of mutual funds	Rs.	9,464	Rs.	1,417	Rs.	10,881
Term deposits with banks		3,389		-		3,389
	Rs.	12,853	Rs.	1,417	Rs.	14,270
Non-current portion
In units of mutual funds	Rs.	213	Rs.	47	Rs.	260
In equity securities(1)		2,703		2,260		4,963
Term deposits with banks		14		-		14
	Rs.	2,930	Rs.	2,307	Rs.	5,237

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 31 of these consolidated financial statements for further details.

(2)	Interest accrued but not due on term deposits with banks is included in other current assets.